CONVERTIBLE DEBT (Narrative) (Details) (USD $)	6 Months Ended
Sep. 30, 2013
Convertible Debt 1	100,000
Convertible Debt 2	43,000,000
Convertible Debt 3	21,500,000
Convertible Debt 4	100,000
Convertible Debt 5	1,312,500
Convertible Debt 6	$ 0.40
Convertible Debt 7	$ 525,000
Convertible Debt 8	$ 0.50
Convertible Debt 9	$ 0.60
Convertible Debt 10	574,675
Convertible Debt 11	$ 0.40
Convertible Debt 12	225,000
Convertible Debt 13	10.00%
Convertible Debt 14	$ 4,869.86